Bank loan (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of maturities

The maturities schedule is as follows:

As of December 31, 2024
Amount
Year ending December 31,	S$
2025	55,250
2026	37,556
2027	40,022
2028	43,344
2029	42,806

Total	218,978
Less: current portion	(55,250)

Long-term portion	163,728

As of June 30, 2025
	Amount	Amount
Year ending June 30,	S$	US$
2026	47,882	37,531
2027	38,458	30,144
2028	41,650	32,646
2029	45,107	35,356
2030	18,632	14,604

Total	191,729	150,281
Less: current portion	(47,882)	(37,531)

Long-term portion	143,847	112,750